8/3

8/6

Robinhood | What We Offer | Why Robinhood | Pricing | Learn | Support | Log in | Sign up

Robinhood Ventures Fund II

Request shares today

Robinhood Ventures Fund II (RVII) is coming. Explore the portfolio of early and growth stage companies, and hear from industry experts.

Request shares before order books close on 8/12.

Learn more



Fund II Roadshow

Robinhood Chairman & CEO Vlad Tenev and fund management took us through Fund II, and spoke on the portfolio strategy.

Read the RVII Preliminary Prospectus



Robinhood Ventures Fund II
Roadshow Kickoff

Fund II Breakdown

As of July 15th, 2026*.
Learn more about the full portfolio of companies.



Technology 64.5%
Financial Services 7.87%
Consumer Cyclical 2.25%
Cash & equivalents 7.41%
Industrials 8.99%
Healthcare 6.74%
Energy 1.12%
Communication Services 1.12%

*Sector percentages have been scaled proportionately to sum to 100% despite the sector components totaling less than 100% due to rounding.



Focus on early and growth stage

Portfolio companies are centered around Y Combinator, whose alumni include some of the world's most famous companies.



Diversified, actively managed portfolio

Get exposure to a portfolio of private companies—built with the discipline of institutional venture funds.



No accreditation requirements

You can invest with no minimum income or net-worth requirements.

Hear from industry experts

ⓘ Third party speaker disclosure



Y Combinator Explained
Watch Aaron Epstein and Brad Flora, General Partners from Y Combinator, chat with the Robinhood Ventures team.
Coming Aug 6



Conversation with Sequoia
Watch Andrew Reed, Partner at Sequoia Capital, chat with the Robinhood Ventures team.
Coming Aug 10

Third party speaker disclosure

Except as specified, the speakers are not employed by or affiliated with Robinhood Markets, Inc. or its subsidiaries ("Robinhood") or Robinhood Ventures Fund II ("RVII" or the "Fund"). Views are their own and do not necessarily reflect those of Robinhood or the Fund.

Statements by such third-party speakers are for informational purposes only, and do not constitute an endorsement of, or a recommendation to buy or otherwise invest in, Robinhood, RVII or its portfolio companies, or any other security, or to engage in any strategy.

Third-party speakers have or may seek to invest in, or do business with, Robinhood, RVII, or its portfolio companies. As a result, investors should be aware that the third-party speakers may have conflicts of interest that could affect the objectivity of this presentation.

"Y Combinator" is a registered trademark of Y Combinator Management, LLC or its affiliates and is used by the Fund with permission. Y Combinator does not sponsor, endorse, or promote the Fund and has no responsibility for the management or performance of the Fund.

Hear from industry experts

ⓘ Third party speaker disclosure



Y Combinator Explained
Watch Aaron Epstein and Brad Flora, General Partners from Y Combinator, chat with the Robinhood Ventures team.
Coming Aug 6



Conversation with Sequoia
Watch Andrew Reed, Partner at Sequoia Capital, chat with the Robinhood Ventures team.
Coming Aug 10

Hear from industry experts

ⓘ Third party speaker disclosure



Y Combinator Explained
Watch Aaron Epstein and Brad Flora, General Partners from Y Combinator, chat with the Robinhood Ventures team.
Published Aug 6



Conversation with Andrew Reed
Watch Andrew Reed, Partner at Sequoia Capital, chat with the Robinhood Ventures team.
Coming Aug 10

Hear from industry experts

ⓘ Third party speaker disclosure



Y Combinator Explained
Watch Aaron Epstein and Brad Flora, General Partners from Y Combinator, chat with the Robinhood Ventures team.
Published Aug 6



Conversation with Andrew Reed
Watch Andrew Reed, Partner at Sequoia Capital, chat with the Robinhood Ventures team.
Published Aug 10

Learn More About Robinhood Ventures Fund II

What is a business development company (BDC)?

A BDC is a type of closed-end investment company that invests primarily in private small and mid-sized U.S. businesses. BDCs are regulated under the Investment Company Act of 1940, which sets rules for their structure and operation. Many BDCs are publicly traded, so shares can be bought and sold like stocks. RVII intends to list on the New York Stock Exchange.

What will RVII invest in?

RVII's investment strategy focuses on investing in a diversified portfolio of early-stage and growth-stage private companies, with a focus on private companies that are current or previous participants in the Y Combinator startup accelerator program. Y Combinator is a leading startup accelerator that helps launch and scale early-stage technology companies by providing seed funding, mentorship, and access to a global founder and investor network.

Will I know what companies RVII invests in?

Yes. RVII's portfolio of investments is public. A list of RVII's investments as of each quarter end will be available in the Robinhood App and website, and in public filings that RVII makes with the U.S. Securities and Exchange Commission (SEC).

Do I need to be an "accredited investor" to invest in RVII?

No. RVII plans to conduct an initial public offering (IPO) that will not be limited to accredited investors, and following its IPO will be a publicly traded fund.

Who manages RVII's investments?

RVII's investments are managed by Robinhood Ventures DE, LLC, which is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. Robinhood Ventures DE, LLC was formed in August 2025 and is a wholly owned subsidiary of Robinhood Markets, Inc.

How is RVII different from RVI?

Both funds give investors access to private companies, but they focus on companies at different stages. RVI seeks to invest in a concentrated portfolio of private companies that are at the frontier of their respective industries. In general, that means mature, later-stage companies. RVII focuses on a broader portfolio of early- and growth-stage private companies.

A registration statement relating to common shares of beneficial interest of Robinhood Ventures Fund II ("RVII") has been filed with the Securities and Exchange Commission (the "SEC") but has not yet become effective. The information in the registration statement and this communication is not complete and may be changed. We may not sell these securities until the registration statement filed with the SEC is effective. This communication is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted. Any offers, solicitations of offers to buy, or any sales of securities will be made in accordance with the registration requirements of the Securities Act of 1933, as amended. The offering of common shares of beneficial interest of RVII will be made only by means of a prospectus forming part of the registration statement. You may get these documents for free by visiting the SEC website at www.sec.gov. Alternatively, copies of the prospectus, when available, may be obtained by contacting Goldman Sachs & Co. LLC, Attention: Prospectus Department, 200 West Street, New York, New York 10282, telephone: 1-866-471-2526, or by emailing prospectus-ny@ny.email.gs.com; J.P. Morgan Securities LLC, Attention: c/o Broadridge Financial Solutions, 1155 Long Island Avenue, Edgewood, NY 11717, or email: prospectus-eq_fi@jpmchase.com and postsalemanualrequests@broadridge.com; Citigroup, c/o Broadridge Financial Solutions, 1155 Long Island Avenue, Edgewood, NY 11717 (Tel: 800-831-9146); Wells Fargo Securities, LLC, 608 2nd Avenue South, Minneapolis, MN 55402, at 800-645-3751 (option #5) or email a request to WFScustomerservice@wellsfargo.com; or UBS Securities LLC, Attention: Equity Syndicate, 11 Madison Avenue, New York, NY 10010, by telephone at (888) 827-7275, or by email at ol-prospectus-request@ubs.com; or from RVII by emailing corporate-legal-group@robinhood.com. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of RVII before investing. The prospectus, which will contain this and other information about RVII, should be read carefully before investing.

Forward-Looking Statements

This communication includes "forward looking statements," including with respect to RVII's proposed initial public offering and RVII's current and prospective portfolio investments. These statements include statements about our ability to register the public offering of shares of RVII with the SEC, the expected closing of order books on August 12, 2026, RVII's investment objectives, RVII's intent to hold a diversified portfolio of early-stage and growth-stage private companies, and RVII's intent to hold these companies for the long term. You can sometimes identify forward-looking statements through the use of words or phrases such as "will" or "expect" and similar words and expressions of the future. Forward-looking statements involve known and unknown risks, uncertainties and assumptions, including the risks outlined under "Risks" in the preliminary prospectus and elsewhere in RVII's filings with the SEC, which may cause actual results to differ materially from any results expressed or implied by any forward-looking statement. RVII and Robinhood have no obligation, and do not undertake any obligation, to update or revise any forward-looking statement made in this communication to reflect changes since the date of this communication, except as required by law.

Brokerage Customer Relationship Summary | FINRA's BrokerCheck

Follow us on

Product	Company	Legal & Regulatory
Invest	About us	Terms & Conditions
Credit Card	Blog	Disclosures
Gold	Affiliates	Privacy
Crypto	Press	Law Enforcement Requests
Retirement	Careers	Your Privacy Choices
Options	Commitments	
Learn	Our Customers	
Sherwood Snacks	Investor Relations	
	Support	
	ESG	
	Podcast	
	Investor Index	
	Robinhood Merch	

Brokerage Customer Relationship Summary | FINRA's BrokerCheck

All investments involve risk and loss of principal is possible.

RVII may not be suitable for all investors. An investment in the Fund is speculative and involves a high degree of risk with substantial risk of loss. The Fund's investments in private companies may be subject to higher risk than investments in securities of public companies. Investors should consider the investment objectives, risks, and charges and expenses of any closed-end fund carefully before investing. The prospectus contains this and other information about RVII and should be read carefully before investing.

RVII is a newly organized, externally-managed and diversified closed-end fund that has elected to be regulated as a business development company (BDC) under the Investment Company Act of 1940, as amended, investing in a diversified portfolio of early-stage and growth-stage private "Promising Companies." This strategy entails limited information, illiquidity, valuation uncertainty, and risk of loss; shares and the value of the Fund's net assets may be volatile and shares may trade at a discount or premium, and exposures may be via illiquid private vehicles with capital calls and extra fees. The Fund may use leverage, has limited operating history, and does not anticipate that it will pay dividends on a quarterly basis or become a predictable distributor of dividends, all of which can reduce or delay returns.

A "Promising Company" means an early-stage or a growth-stage private company that, in the Adviser's view, demonstrates significant growth potential based on the Adviser's evaluation of various factors that may include the experience and track record of the founding team, market size, industry trends, product differentiation, commercial traction, and business model.

A "Frontier Company" means a private company that, in the Adviser's view, is a best-in-class, growing business operating at the cutting edge of its sector or industry. A company is "best-in-class" if the Adviser believes it has one or more competitive advantages relative to other companies in its sector.

The RVII investment strategy focuses on Promising Companies that are current or previous participants in the Y Combinator startup accelerator program or companies with a founder or co-founder that has participated in the Y Combinator startup accelerator program. RVII may invest in other Promising Companies as well.

"Y Combinator" is a registered trademark of Y Combinator Management, LLC or its affiliates and is used by the Fund with permission. Y Combinator does not sponsor, endorse, or promote the Fund and has no responsibility for the management or performance of the Fund.

There is no assurance that the private companies in which the Fund invests will ever have a liquidity event.

Investing in early-stage private companies involves a high degree of risk and is not appropriate for all investors. Most early-stage companies fail, and investors could lose their entire investment. Because these companies are new and evaluated quickly, there is limited track record or information available before an investment is made, and any positive returns may take years to materialize, if they occur at all.

Closed-end funds (including BDCs) differ from open-end funds in that closed-end funds do not redeem their shares at the request of an investor. No shareholder has a right to require the Fund to redeem their shares. While the Fund's shares are expected to be listed on an exchange, an active public market for the shares may not develop. As a result, shareholders may not be able to liquidate their investment. Accordingly, shareholders should consider that they may not have access to the funds they invest in the Fund for an indefinite period of time.

The net asset value (NAV) for a fund is calculated by dividing the total net assets of the fund by the total number of shares. Investors in listed BDCs purchase shares on an exchange at the market price, which may be different from the NAV.

Robinhood Ventures DE, LLC ("Robinhood Ventures" or "RHV") is an investment advisor and provides advisory services to Robinhood Ventures Fund II.

Brokerage services are offered through Robinhood Financial LLC, ("RHF") a registered broker dealer (member SIPC).

RHF and RHV are separate, but affiliated companies. Robinhood and its affiliates generally earn more money from affiliated funds such as RVII than from unaffiliated funds.

RO XXXXXXX

Robinhood